UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2024

Date of reporting period:	September 1, 2023 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Emerging Markets Equity Fund
Class A [PEMMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Putnam Emerging Markets Equity Fund returned 22.07%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSA-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	22.07	7.09	4.12
Class A (with sales charge)	15.05	5.83	3.51
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSA-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSA-1024

Putnam Emerging Markets Equity Fund
Class B [PEMBX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class B	$214	1.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class B shares of Putnam Emerging Markets Equity Fund returned 21.10%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSB-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class B	21.10	6.29	3.51
Class B (with sales charge)	16.10	5.97	3.51
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSB-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSB-1024

Putnam Emerging Markets Equity Fund
Class C [PEMZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$214	1.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Putnam Emerging Markets Equity Fund returned 21.08%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSC-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	21.08	6.28	3.51
Class C (with sales charge)	20.08	6.28	3.51
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSC-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSC-1024

Putnam Emerging Markets Equity Fund
Class R [PEMLX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$160	1.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Putnam Emerging Markets Equity Fund returned 21.65%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	21.65	6.80	3.87
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSR-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSR-1024

Putnam Emerging Markets Equity Fund
Class R6 [PEMQX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$85	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Putnam Emerging Markets Equity Fund returned 22.53%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSR6-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	22.53	7.54	4.51
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSR6-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSR6-1024

Putnam Emerging Markets Equity Fund
Class Y [PEMYX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$104	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class Y shares of Putnam Emerging Markets Equity Fund returned 22.22%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems and instruments.
↑	Out-of-benchmark holding Innoviva, a diversified holding company focused on royalty generating and innovative health care assets.
↑	Overweight position in Boston Scientific, which specializes in medical technology and devices.

Top detractors from performance:
↓	Overweight position in Sanofi, a multinational pharmaceutical company.
↓	Option Care Health, a provider of home infusion services.
↓	Out-of-benchmark holding TerrAscend, which specializes in medical-use cannabis.
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSY-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class Y	22.22	7.35	4.39
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Index-NR	15.07	4.79	2.56
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$392,366,236
Total Number of Portfolio Holdings*	61
Total Management Fee Paid	$2,029,506
Portfolio Turnover Rate	55%
*	Includes derivatives, if applicable.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSY-1024

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor, and PIL and PAC will continue to serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSY-1024

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
August 31, 2024	$57,461	$ —	$17,356	$ —
August 31, 2023	$55,657	$ —	$17,289	$ —

For the fiscal years ended August 31, 2024 and August 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $1,048,153 and $259,032 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
August 31, 2024	$ —	$861,963	$168,834	$1,030,797
August 31, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Emerging Markets Equity
Fund

Financial Statements and Other Important Information

Annual | August 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of
Putnam Emerging Markets Equity Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam Emerging Markets Equity Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Emerging Markets Equity Fund	1

The fund’s portfolio 8/31/24
COMMON STOCKS (93.0%)*	Shares	Value
Automobiles (3.9%)
BYD Co., Ltd. Class H (China)	161,000	$4,930,942
Kia Corp. (South Korea)	80,063	6,360,912
Mahindra & Mahindra, Ltd. (India)	119,635	4,007,448
		15,299,302
Banks (15.3%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	1,950,968	6,703,572
Alinma Bank (Saudi Arabia)	648,253	5,405,261
Banco do Brasil SA (Brazil)	1,150,300	5,739,305
Bank Central Asia Tbk PT (Indonesia)	7,455,000	4,980,451
Bank Mandiri Persero Tbk PT (Indonesia)	12,436,300	5,746,765
Bank of China, Ltd. Class H (China)	25,061,000	11,323,154
Grupo Financiero Banorte SAB de CV Class O (Mexico)	584,500	4,042,538
ICICI Bank, Ltd. (India)	1,089,042	15,971,616
		59,912,662
Broadline retail (2.1%)
Alibaba Group Holding, Ltd. (China)	334,068	3,462,469
MercadoLibre, Inc. (Brazil) †	2,315	4,772,743
		8,235,212
Capital markets (1.2%)
HDFC Asset Management Co., Ltd. (India)	90,626	4,777,761
		4,777,761
Chemicals (0.4%)
Hansol Chemical Co., Ltd. (South Korea)	13,237	1,432,450
		1,432,450
Construction and engineering (1.3%)
Larsen & Toubro, Ltd. (India)	117,152	5,178,425
		5,178,425
Construction materials (1.6%)
UltraTech Cement, Ltd. (India)	45,750	6,168,358
		6,168,358
Consumer staples distribution and retail (2.2%)
Dino Polska SA (Poland) †	14,156	1,176,920
Shoprite Holdings, Ltd. (South Africa)	286,402	4,962,517
Sumber Alfaria Trijaya Tbk PT (Indonesia)	13,429,100	2,519,857
		8,659,294
Electrical equipment (1.8%)
HD Hyundai Electric Co., Ltd. (South Korea)	7,216	1,651,977
KEI Industries, Ltd. (India)	98,689	5,422,034
		7,074,011
Electronic equipment, instruments, and components (3.9%)
Elite Material Co., Ltd. (Taiwan)	214,000	3,123,752
Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,422,000	8,208,827
Sinbon Electronics Co., Ltd. (Taiwan)	442,000	4,109,360
		15,441,939
Entertainment (0.6%)
Sea, Ltd. ADR (Singapore) †	27,500	2,153,525
		2,153,525
Financial services (2.5%)
Meritz Financial Group, Inc. (South Korea)	67,039	4,576,514
REC, Ltd. (India)	733,836	5,422,785
		9,999,299
Gas utilities (0.8%)
China Resources Gas Group, Ltd. (China)	907,000	3,048,900
		3,048,900
Ground transportation (0.5%)
Uber Technologies, Inc. †	27,600	2,018,388
		2,018,388
Health care providers and services (1.4%)
Apollo Hospitals Enterprise, Ltd. (India)	66,187	5,470,297
		5,470,297

2
Emerging Markets Equity Fund

COMMON STOCKS (93.0%)* cont.	Shares	Value
Hotels, restaurants, and leisure (3.9%)
H World Group, Ltd. ADR (China)	59,700	$1,817,268
Indian Hotels Co., Ltd. (India)	770,758	5,958,270
MakeMyTrip, Ltd. (India) † S	35,900	3,452,503
Zomato, Ltd. (India) †	1,421,141	4,240,602
		15,468,643
Independent power and renewable electricity producers (1.6%)
NTPC, Ltd. (India)	1,239,657	6,147,353
		6,147,353
Insurance (0.9%)
AIA Group, Ltd. (Hong Kong)	520,200	3,663,602
		3,663,602
Interactive media and services (7.9%)
Tencent Holdings, Ltd. (China)	640,100	31,044,793
		31,044,793
IT Services (2.6%)
Tata Consultancy Services, Ltd. (India)	187,897	10,207,880
		10,207,880
Machinery (1.0%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea) †	26,238	3,810,357
		3,810,357
Metals and mining (1.6%)
Zijin Mining Group Co., Ltd. Class H (China)	3,052,000	6,139,291
		6,139,291
Oil, gas, and consumable fuels (2.1%)
PetroChina Co., Ltd. Class H (China)	9,084,000	8,193,012
		8,193,012
Passenger airlines (0.8%)
Copa Holdings SA Class A (Panama) S	36,308	3,282,243
		3,282,243
Pharmaceuticals (2.2%)
AstraZeneca PLC (United Kingdom)	23,023	4,035,136
Sun Pharmaceutical Industries, Ltd. (India)	207,915	4,517,095
		8,552,231
Professional services (0.5%)
Benefit Systems SA (Poland)	3,061	2,094,748
		2,094,748
Real estate management and development (1.5%)
Phoenix Mills, Ltd. (The) (India)	134,514	6,049,744
		6,049,744
Semiconductors and semiconductor equipment (14.0%)
MediaTek, Inc. (Taiwan)	138,000	5,356,725
SK Hynix, Inc. (South Korea)	38,340	5,024,140
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,508,889	44,671,206
		55,052,071
Specialty retail (0.5%)
JUMBO SA (Greece)	78,906	1,995,655
		1,995,655
Technology hardware, storage, and peripherals (5.9%)
Asia Vital Components Co., Ltd. (Taiwan)	112,000	2,119,881
Samsung Electronics Co., Ltd. (South Korea)	379,960	21,102,337
		23,222,218
Textiles, apparel, and luxury goods (3.0%)
Kalyan Jewellers India, Ltd. (India)	289,125	2,120,350
PRADA SpA (Italy)	720,600	5,140,185
Shenzhou International Group Holdings, Ltd. (China)	533,400	4,356,666
		11,617,201
Transportation infrastructure (1.8%)
International Container Terminal Services, Inc. (Philippines)	1,016,100	7,169,703
		7,169,703

Emerging Markets Equity Fund
3

COMMON STOCKS (93.0%)* cont.	Shares	Value
Wireless telecommunication services (1.7%)
TIM SA/Brazil (Brazil)	2,052,000	$6,502,669
		6,502,669
Total common stocks (cost $283,124,243)		$365,083,237
INVESTMENT COMPANIES (4.5%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	325,300	$17,715,838
Total investment companies (cost $17,205,263)		$17,715,838
SHORT-TERM INVESTMENTS (4.6%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.49% [d]	6,220,095	$6,220,095
Putnam Short Term Investment Fund Class P 5.44% L	11,916,582	11,916,582
Total short-term investments (cost $18,136,677)		$18,136,677
TOTAL INVESTMENTS
Total investments (cost $318,466,183)	$400,935,752
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2023 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $392,366,236.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
India	24.1%	Italy	1.3%
China	18.8	South Africa	1.3
Taiwan	17.1	Mexico	1.0
South Korea	11.2	United Kingdom	1.0
United States	8.0	Hong Kong	0.9
Brazil	4.3	Panama	0.8
Indonesia	3.4	Poland	0.8
Philippines	1.8	Singapore	0.6
United Arab Emirates	1.7	Greece	0.5
Saudi Arabia	1.4	Total	100.0%

4
Emerging Markets Equity Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Communication services	$8,656,194	$31,044,793	$—
	Consumer discretionary	12,038,169	40,577,844	—
	Consumer staples	2,519,857	6,139,437	—
	Energy	—	8,193,012	—
	Financials	21,465,866	56,887,458	—
	Health care	—	14,022,528	—
	Industrials	12,470,334	18,157,541	—
	Information technology	—	103,924,108	—
	Materials	—	13,740,099	—
	Real estate	—	6,049,744	—
	Utilities	—	9,196,253	—
	Total common stocks	57,150,420	307,932,817	—
	Investment companies	17,715,838	—	—
	Short-term investments	—	18,136,677	—
	Totals by level	$74,866,258	$326,069,494	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Emerging Markets Equity Fund
5

Financial Statements

Statement of assets and liabilities

8/31/24

ASSETS
Investment in securities, at value, including $6,044,195 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $300,329,506)	$382,799,075
Affiliated issuers (identified cost $18,136,677) (Notes 1 and 5)	18,136,677
Foreign currency (cost $727,302) (Note 1)	726,294
Dividends, interest and other receivables	726,738
Receivable for investments sold	2,449,581
Foreign tax reclaim	893,520
Receivable for shares of the fund sold	176,477
Prepaid assets	26,052
Total assets	405,934,414

LIABILITIES
Payable for investments purchased	636,738
Payable for shares of the fund repurchased	161,712
Payable for compensation of Manager (Note 2)	602,861
Payable for custodian fees (Note 2)	133,703
Payable for investor servicing fees (Note 2)	264,193
Payable for Trustee compensation and expenses (Note 2)	168,837
Payable for administrative services (Note 2)	661
Payable for distribution fees (Note 2)	96,320
Payable for foreign capital gains taxes	5,162,983
Collateral on securities loaned, at value (Note 1)	6,220,095
Other accrued expenses	120,075
Total liabilities	13,568,178
Net assets	$392,366,236

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$383,788,676
Total distributable earnings (Note 1)	8,577,560
Total — Representing net assets applicable to capital shares outstanding	$392,366,236

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($206,119,612 divided by 14,477,055 shares)	$14.24
Offering price per class A share (100/94.25 of $14.24)*	$15.11
Net asset value and offering price per class B share ($236,222 divided by 17,900 shares)**	$13.20
Net asset value and offering price per class C share ($5,169,332 divided by 394,130 shares)**	$13.12
Net asset value, offering price and redemption price per class R share ($5,021,960 divided by 357,385 shares)	$14.05
Net asset value, offering price and redemption price per class R6 share ($24,965,181 divided by 1,709,208 shares)	$14.61
Net asset value, offering price and redemption price per class Y share ($150,853,929 divided by 10,386,252 shares)	$14.52
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6	Emerging Markets Equity Fund

Statement of operations

Year ended 8/31/24

Investment income
Dividends (net of foreign tax of $1,195,690)	$8,068,957
Interest (including interest income of $326,199 from investments in affiliated issuers) (Note 5)	327,400
Securities lending (net of expenses) (Notes 1 and 5)	3,670
Other income (Note 1)	767,706
Total investment income	9,167,733

EXPENSES
Compensation of Manager (Note 2)	3,146,584
Investor servicing fees (Note 2)	788,726
Custodian fees (Note 2)	304,692
Trustee compensation and expenses (Note 2)	17,692
Distribution fees (Note 2)	564,888
Administrative services (Note 2)	9,644
Other	292,116
Fees waived and reimbursed by Manager (Note 2)	(1,117,078)
Total expenses	4,007,264
Expense reduction (Note 2)	(4,564)
Net expenses	4,002,700
Net investment income	5,165,033

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $1,271,317) (Notes 1 and 3)	35,821,471
Foreign currency transactions (Note 1)	(224,189)
Total net realized gain	35,597,282
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers (net of increase in deferred foreign taxes of $3,214,613)	33,397,558
Assets and liabilities in foreign currencies	6,074
Total change in net unrealized appreciation	33,403,632
Net gain on investments	69,000,914
Net increase in net assets resulting from operations	$74,165,947

The accompanying notes are an integral part of these financial statements.

Emerging Markets Equity Fund	7

Statement of changes in net assets

	Year ended 8/31/24	Year ended 8/31/23
Increase (decrease) in net assets
Operations
Net investment income	$5,165,033	$3,764,055
Net realized gain (loss) on investments and foreign currency transactions	35,597,282	(28,374,455)
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	33,403,632	40,501,865
Net increase in net assets resulting from operations	74,165,947	15,891,465
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,513,002)	—
Class B	—	—
Class C	(1,834)	—
Class R	(29,663)	—
Class R6	(350,852)	—
Class Y	(1,294,801)	—
Decrease from capital share transactions (Note 4)	(51,259,588)	(18,748,857)
Total increase (decrease) in net assets	19,716,207	(2,857,392)
Net assets
Beginning of year	372,650,029	375,507,421
End of year	$392,366,236	$372,650,029

The accompanying notes are an integral part of these financial statements.

8	Emerging Markets Equity Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[c]	Portfolio turnover (%)
Class A
August 31, 2024	$11.76	.16	2.42	2.58	(.10)	—	(.10)	$14.24	22.07	$206,120	1.19	1.28	55
August 31, 2023	11.28	.10	.38	.48	—	—	—	11.76	4.26	187,270	1.25	.90	63
August 31, 2022	17.25	.05	(5.20)	(5.15)	(.01)	(.81)	(.82)	11.28	(31.05)	197,474	1.33	.38	127
August 31, 2021	14.68	(.01)	2.86	2.85	(.02)	(.26)	(.28)	17.25	19.50	315,105	1.29	(.07)	124
August 31, 2020	11.05	.08[e]	3.69	3.77	(.14)	—	(.14)	14.68	34.30	269,748	1.31	.60[e]	127
Class B
August 31, 2024	$10.90	.03[e]	2.27	2.30	—	—	—	$13.20	21.10	$236	1.94	.26[e]	55
August 31, 2023	10.53	.01	.36	.37	—	—	—	10.90	3.51	658	2.00	.10	63
August 31, 2022	16.28	(.07)[e]	(4.86)	(4.93)	(.01)	(.81)	(.82)	10.53	(31.57)	1,227	2.08	(.49)[e]	127
August 31, 2021	13.95	(.13)	2.72	2.59	—	(.26)	(.26)	16.28	18.65	2,993	2.04	(.81)	124
August 31, 2020	10.52	(.05)	3.54	3.49	(.06)	—	(.06)	13.95	33.26	3,493	2.06	(.43)	127
Class C
August 31, 2024	$10.84	.06	2.22	2.28	—[f]	—	—[f]	$13.12	21.08	$5,169	1.94	.49	55
August 31, 2023	10.47	.01	.36	.37	—	—	—	10.84	3.53	5,542	2.00	.13	63
August 31, 2022	16.19	(.06)	(4.84)	(4.90)	(.01)	(.81)	(.82)	10.47	(31.55)	7,088	2.08	(.42)	127
August 31, 2021	13.88	(.13)	2.70	2.57	—	(.26)	(.26)	16.19	18.60	13,498	2.04	(.82)	124
August 31, 2020	10.48	(.05)	3.52	3.47	(.07)	—	(.07)	13.88	33.27	11,606	2.06	(.47)	127
Class R
August 31, 2024	$11.62	.12	2.38	2.50	(.07)	—	(.07)	$14.05	21.65	$5,022	1.44	.99	55
August 31, 2023	11.17	.07	.38	.45	—	—	—	11.62	4.03	4,660	1.50	.65	63
August 31, 2022	17.13	.02	(5.16)	(5.14)	(.01)	(.81)	(.82)	11.17	(31.21)	4,510	1.58	.17	127
August 31, 2021	14.62	(.06)	2.86	2.80	(.03)	(.26)	(.29)	17.13	19.25	6,419	1.54	(.35)	124
August 31, 2020	10.97	.01	3.70	3.71	(.06)	—	(.06)	14.62	33.86	1,119	1.56	.11	127
Class R6
August 31, 2024	$12.07	.21	2.48	2.69	(.15)	—	(.15)	$14.61	22.53	$24,965.76		1.60	55
August 31, 2023	11.52	.16	.39	.55	—	—	—	12.07	4.77	27,784.81		1.33	63
August 31, 2022	17.53	.11	(5.30)	(5.19)	(.01)	(.81)	(.82)	11.52	(30.77)	27,655.91		.81	127
August 31, 2021	14.88	.05	2.92	2.97	(.06)	(.26)	(.32)	17.53	20.06	41,708.89		.31	124
August 31, 2020	11.22	.10	3.77	3.87	(.21)	—	(.21)	14.88	34.81	22,945.89		.76	127
Class Y
August 31, 2024	$12.00	.20	2.44	2.64	(.12)	—	(.12)	$14.52	22.22	$150,854.94		1.55	55
August 31, 2023	11.48	.13	.39	.52	—	—	—	12.00	4.53	146,736	1.00	1.13	63
August 31, 2022	17.49	.08	(5.27)	(5.19)	(.01)	(.81)	(.82)	11.48	(30.84)	137,553	1.08	.60	127
August 31, 2021	14.86	.02	2.91	2.93	(.04)	(.26)	(.30)	17.49	19.84	253,336	1.04	.13	124
August 31, 2020	11.19	.06	3.79	3.85	(.18)	—	(.18)	14.86	34.66	82,640	1.06	.46	127

The accompanying notes are an integral part of these financial statements.

Emerging Markets Equity Fund
9

Financial highlights cont.

[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):
Percentage of average net assets
August 31, 2024	0.30%
August 31, 2023	0.31
August 31, 2022	0.29
August 31, 2021	0.27
August 31, 2020	0.48
[d]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions into or redemptions out of the class.
[f]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

10
Emerging Markets Equity Fund

Notes to financial statements 8/31/24

Unless otherwise noted, the “reporting period” represents the period from September 1, 2023 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Emerging Markets Equity Fund (the fund) is a non-diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders. Emerging markets include countries in the MSCI Emerging Market Index or that Putnam Management considers to be emerging markets based on Putnam Management’s evaluation of their level of economic development or the size and nature of their securities markets. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Emerging Markets Equity Fund
11

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $6,220,095 and the value of securities loaned amounted to $6,044,195.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

12
Emerging Markets Equity Fund

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$68,464,853	$—	$68,464,853

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from foreign taxes paid on capital gains and from realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $2,108,335 to increase undistributed net investment income and $2,108,335 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$84,547,167
Unrealized depreciation	(9,512,096)
Net unrealized appreciation	75,035,071
Undistributed ordinary income	6,407,677
Capital loss carryforward	(68,464,853)
Cost for federal income tax purposes	$325,900,681

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

1.080%	of the first $5 billion,
1.030%	of the next $5 billion,
0.980%	of the next $10 billion,
0.930%	of the next $10 billion,
0.880%	of the next $50 billion,
0.860%	of the next $50 billion,
0.850%	of the next $100 billion and
0.845%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the MSCI Emerging Markets Index (Net Dividends) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.21%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.845% of the fund’s average net assets, which included an effective base fee of 0.913% and a decrease of 0.068% ($255,647) based on performance .

Putnam Management has contractually agreed, through December 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through December 30, 2025, to the extent that total expenses of the fund (before any applicable performance-based adjustment to the fund’s base management fee and excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.78% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,117,078 as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers provides certain advisory and related services. Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Emerging Markets Equity Fund
13

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to new investment management, sub-management, and sub-advisory contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$434,223
Class B	910
Class C	11,691
Class R	10,898
Class R6	13,191
Class Y	317,813
Total	$788,726

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,564 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $298, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$43,110	$441,497	$484,607
Class B	1.00%	1.00%	199	3,799	$3,998
Class C	1.00%	1.00%	4,348	47,634	$51,982
Class R	1.00%	0.50%	2,080	22,221	$24,301
Total			$49,737	$515,151	$564,888

For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $967 from the sale of class A shares and received $2 and $14 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $11,657 from the sale of class A shares and received no monies and $154 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received no monies on class A redemptions. For the period from September 1, 2023 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $16 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$202,511,263	$265,496,737
U.S. government securities (Long-term)	—	—
Total	$202,511,263	$265,496,737

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

14
Emerging Markets Equity Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	934,348	$11,999,262	769,925	$8,714,154
Shares issued in connection with reinvestment of distributions	119,644	1,442,956	—	—
	1,053,992	13,442,218	769,925	8,714,154
Shares repurchased	(2,495,077)	(31,767,686)	(2,354,145)	(26,657,936)
Net decrease	(1,441,085)	$(18,325,468)	(1,584,220)	$(17,943,782)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	2	$19
Shares issued in connection with reinvestment of distributions	—	—	—	—
	—	—	2	19
Shares repurchased	(42,426)	(487,766)	(56,159)	(595,279)
Net decrease	(42,426)	$(487,766)	(56,157)	$(595,260)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	26,305	$307,212	42,073	$447,193
Shares issued in connection with reinvestment of distributions	164	1,834	—	—
	26,469	309,046	42,073	447,193
Shares repurchased	(143,849)	(1,662,507)	(207,607)	(2,173,342)
Net decrease	(117,380)	$(1,353,461)	(165,534)	$(1,726,149)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	87,040	$1,082,184	119,868	$1,362,262
Shares issued in connection with reinvestment of distributions	2,486	29,663	—	—
	89,526	1,111,847	119,868	1,362,262
Shares repurchased	(133,304)	(1,694,779)	(122,508)	(1,389,619)
Net decrease	(43,778)	$(582,932)	(2,640)	$(27,357)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	479,766	$6,146,829	548,424	$6,437,314
Shares issued in connection with reinvestment of distributions	28,419	350,687	—	—
	508,185	6,497,516	548,424	6,437,314
Shares repurchased	(1,101,623)	(14,323,912)	(646,104)	(7,544,131)
Net decrease	(593,438)	$(7,826,396)	(97,680)	$(1,106,817)
	YEAR ENDED 8/31/24		YEAR ENDED 8/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,697,293	$35,179,941	6,314,563	$72,068,778
Shares issued in connection with reinvestment of distributions	105,034	1,289,823	—	—
	2,802,327	36,469,764	6,314,563	72,068,778
Shares repurchased	(4,649,117)	(59,153,329)	(6,068,554)	(69,418,270)
Net increase (decrease)	(1,846,790)	$(22,683,565)	246,009	$2,650,508

Emerging Markets Equity Fund
15

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$3,564,875	$36,228,286	$33,573,066	$96,166	$6,220,095
Putnam Short Term Investment Fund Class P ‡	6,198,433	137,838,493	132,120,344	326,199	11,916,582
Total Short-term investments	$9,763,308	$174,066,779	$165,693,410	$422,365	$18,136,677
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

16
Emerging Markets Equity Fund

Federal tax information (Unaudited)

For the reporting period, total interest and dividend income from foreign countries were $10,375,862 and taxes paid to foreign countries were $2,467,007.

The fund designated $13,398 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $4,782,264, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $100,809 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

Emerging Markets Equity Fund
17

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)
December 21, 2023 special meeting
At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,905,892	401,703	1,160,784
At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,840,719	414,927	1,212,733
At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:
Votes for	Votes against	Abstentions/Votes withheld
14,837,232	449,490	1,181,657
All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

18
Emerging Markets Equity Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”) and The Putnam Advisory Company, LLC (“PAC”) continues to serve as a sub-adviser to your fund and certain other Putnam funds pursuant to a sub-advisory contract among Putnam Management, PIL and PAC (the “Current Sub-Advisory Contract”). The Current Management Contracts, Current Sub-Management Contract and Current Sub-Advisory Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract, Current Sub-Management Contract and Current Sub-Advisory Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

Emerging Markets Equity Fund
19

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

20
Emerging Markets Equity Fund

© 2024 Franklin Templeton. All rights reserved.	39111-AFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024